SCHEDULE OF GEOGRAPHIC AREA INFORMATION (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Long-lived assets	$ 514,564,102	$ 449,727,281
Reportable segments [member] | COLOMBIA
IfrsStatementLineItems [Line Items]
Long-lived assets	131,147,272	107,807,334
Reportable segments [member] | PERU
IfrsStatementLineItems [Line Items]
Long-lived assets	127,416,698	105,448,377
Reportable segments [member] | COSTA RICA
IfrsStatementLineItems [Line Items]
Long-lived assets	$ 256,000,132	$ 236,471,570